UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS Variable NAV Money Fund
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.2%
Banco del Estado de Chile, 0.26%, 5/14/2014	1,000,000	1,000,000
Credit Industriel et Commercial, 0.12%, 12/2/2013	1,158,000	1,158,000
Industrial & Commercial Bank of China Ltd., 0.4%, 1/21/2014	1,250,000	1,250,387
Rabobank Nederland NV, 0.405%, 1/8/2014	1,000,000	1,000,330
Sumitomo Mitsui Banking Corp.:
0.21%, 1/27/2014	2,000,000	2,000,060
0.21%, 2/18/2014	500,000	499,980

Total Certificates of Deposit and Bank Notes (Cost $6,908,141)		6,908,757
Collateralized Mortgage Obligation 2.2%
Resimac MBS Trust, "A2", Series 2013-1, 144A, 0.519% **, 3/7/2014 (Cost $1,000,210)	1,000,000	1,000,210
Commercial Paper 56.1%
Issued at Discount * 49.0%
Antalis U.S. Funding Corp., 144A, 0.14%, 12/4/2013	1,006,000	1,005,980
Bank Nederlandse Gemeenten, 0.23%, 1/24/2014	2,000,000	1,999,620
Collateralized Commercial Paper II Co., LLC, 144A, 0.22%, 2/5/2014	1,500,000	1,499,490
CPPIB Capital, Inc., 0.23%, 1/3/2014	510,000	509,934
Dexia Credit Local, 0.35%, 12/3/2013	2,000,000	1,999,960
Erste Abwicklungsanstalt, 144A, 0.2%, 1/10/2014	1,000,000	999,820
General Electric Capital Corp., 0.23%, 3/4/2014	800,000	799,760
Gotham Funding Corp., 144A, 0.19%, 12/12/2013	1,000,000	999,950
Matchpoint Master Trust, 0.12%, 12/3/2013	2,000,000	1,999,980
MetLife Short Term Funding LLC, 144A, 0.24%, 2/27/2014	1,800,000	1,799,226
Natixis U.S. Finance Co., LLC, 0.08%, 12/2/2013	500,000	499,995
Societe Generale North America, Inc., 0.08%, 12/2/2013	500,000	499,997
Standard Chartered Bank:
0.26%, 2/4/2014	1,000,000	999,730
0.27%, 5/19/2014	1,000,000	998,770
Swedbank AB, 0.225%, 12/4/2013	1,500,000	1,499,985
Sydney Capital Corp.:
144A, 0.22%, 2/14/2014	1,000,000	999,660
144A, 0.23%, 12/12/2013	1,200,000	1,199,952
Working Capital Management Co.:
144A, 0.14%, 12/3/2013	700,000	699,993
144A, 0.19%, 1/9/2014	1,001,000	1,000,830
144A, 0.19%, 1/16/2014	300,000	299,940

		22,312,572
Issued at Par ** 7.1%
ASB Finance Ltd., 144A, 0.278%, 10/9/2014	750,000	749,850
Kells Funding LLC, 144A, 0.198%, 2/3/2014	1,000,000	1,000,080
Versailles Commercial Paper LLC, 144A, 0.228%, 2/7/2014	1,500,000	1,500,030

		3,249,960

Total Commercial Paper (Cost $25,561,082)		25,562,532
Short-Term Notes ** 8.8%
ANZ New Zealand International Ltd., 144A, 1.252%, 12/20/2013	1,000,000	1,000,493
Australia & New Zealand Banking Group Ltd., 144A, 0.306%, 11/19/2014	500,000	500,138
Canadian Imperial Bank of Commerce, 0.29%, 5/16/2014	1,000,000	1,001,080
JPMorgan Chase Bank NA, 0.32%, 4/22/2019	1,000,000	1,000,061
Royal Bank of Canada, 0.29%, 4/17/2014	500,000	500,260

Total Short-Term Notes (Cost $4,000,549)		4,002,032
Municipal Investments 8.3%
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.06% ***, 4/1/2033, LOC: Northern Trust Co.	185,000	185,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.15% ***, 5/1/2041, LIQ: Barclays Bank PLC	500,000	500,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.07% ***, 9/1/2032, LOC: Bank of America NA	900,000	900,000
University of California Revenues:
Series Y-2, 144A, 0.568% **, Mandatory Put 7/1/2014 @100, 7/1/2041	1,220,000	1,220,439
Series Y-1, 0.748% **, Mandatory Put 7/1/2014 @100, 7/1/2041	1,000,000	1,000,360

Total Municipal Investments (Cost $3,807,246)		3,805,799
Government & Agency Obligation 1.1%
U.S. Treasury Obligations
U.S. Treasury Note, 0.5%, 8/15/2014 (Cost $501,233)	500,000	501,211
Time Deposit 4.4%
Credit Agricole Corporate & Investment Bank, 0.11%, 12/2/2013 (Cost $1,999,917)	1,999,917	1,999,917
Repurchase Agreements 3.9%
HSBC Securities, Inc., 0.08%, dated 11/29/2013, to be repurchased at $1,766,703 on 12/2/2013 (a) (Cost $1,766,691)	1,766,691	1,766,691

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $45,545,069) †	100.0	45,547,149
Other Assets and Liabilities, Net	0.0	20,681

Net Assets	100.0	45,567,830

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2013.

***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2013.

†
The cost for federal income tax purposes was $45,545,069.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $2,080.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,726 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,646.

(a) Collateralized by $1,825,000 U.S. Treasury Note, 0.625%, maturing on 9/30/2017 with a value of $1,806,495.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(b)	$—	$43,780,458	$—	$43,780,458
Repurchase Agreements	—	1,766,691	—	1,766,691
Total	$—	$45,547,149	$—	$45,547,149

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014